Pension and Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension and Postretirement Benefits:
Pension and Postretirement Benefits

16.            PENSION AND POSTRETIREMENT BENEFITS

In addition to the state pension and social insurance required by the Russian legislation, the Group has a number of defined benefit occupational pension plans that cover the majority of production employees and some other postretirement benefit plans.

A number of the Group’s companies provide their former employees with old age retirement pensions. The old age retirement pension is conditional to the member qualifying for the state old age pension. Some employees are also eligible for an early retirement in accordance with the state pension regulations and specific coal industry rules (so-called “territorial treaties”), which also provide for certain post retirement benefits in addition to old age pensions. Additionally the Group voluntarily provides financial support, of a defined benefit nature, to its old age and disabled pensioners, who did not acquire any pension under the occupational pension program.

The Group also provides several types of long-term employee benefits such as death-in-service benefit and invalidity pension of a defined benefit nature. The Group may also provide the former employees with reimbursement of coal and wood used for heating purposes. In addition, one-time lump sum benefits are paid to employees of a number of the Group’s companies upon retirement depending on the employment service with the Group and the salary level of an individual employee. All pension plans are unfunded until the qualifying event occurs.

Several entities contribute certain amounts to non-state pension funds (Almaznaya Osen’ and Mechel Fund), which, together with amounts earned from investing the contributions, are intended to provide pensions to members of pension plans. However, pursuant to agreements between the Group and these non-state pension funds, under certain circumstances, these assets are not effectively restricted from possible withdrawal by the employer. Based on this fact, these assets do not qualify as “plan assets” under U.S. GAAP and these pension schemes are considered to be fully unfunded.

During 2010, the Group introduced a new corporate plan for the majority of the Russian entities except for Yakutugol. During 2011, the Group also introduced a new corporate plan for Yakutugol. As a result the Group ceased to bear any liabilities to provide either pension or lump sum upon retirement benefits, or both, to the employees who do not participate in the corporate pension plan. In addition, the Group terminated the provision of the guarantees concerning the amount of the pension provided via a non-state pension fund to those employees who were born after a certain year.

As of December 31, 2011, there were 73,069 active participants under the defined benefit pension plans and 39,417 pensioners receiving monthly pensions or other regular financial support from these plans. As of December 31, 2010, the related figures were 71,618 and 29,620, respectively. The majority of employees at the Group's major subsidiaries belong to the trade unions.

The total number of the BCG Companies’ employees and their dependents eligible for benefits as of December 31, 2011 was 569 and the total number of retirees and their dependents was 153. As of December 31, 2010, the related figures were 669 and 142, respectively. The majority of employees belong to the United Mine Workers of America (UMWA).

Actuarial valuation of pension and other post employment and postretirement benefits was performed in March 2012, with the measurement date of December 31, 2011. Members’ census data as of that date was collected for all relevant business units of the Group.

Pension costs determined by the Group are supported by an independent qualified actuary, and are charged to the statements of income and comprehensive income (loss) ratably over employees’ working service with the Group.

As of December 31, 2011 and 2010, projected benefit obligation and other postretirement benefit obligations amounted to $166,354 and $188,068, respectively.

(a)            Projected benefit obligation

The movements in the projected benefit obligation (“PBO”) were as follows during the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Projected benefit obligation at beginning of year	147,534	156,880	187,030
Service cost	5,718	6,990	7,680
Interest cost	11,493	12,572	14,917
Obligations arising from acquisitions and other	10,211	1,564	1,665
Benefits paid	(12,650)	(15,091)	(15,000)
Actuarial loss (gain)	2,525	(4,505)	3,650
Plan amendments	274	8,852	1,856
Curtailment gain	(38,431)	(18,237)	(38,573)
Translation difference	(5,092)	(1,491)	(6,345)
Projected benefit obligation at end of year	121,582	147,534	156,880

The reasons for the reduction in the PBO in 2011 are the change of pension program at Yakutugol and clarification of terms and conditions of benefits provided under the corporate pension plan at Mechel-Remservice. Overall, the impact on the PBO is gain in the amount of $28,342 for Yakutugol and $8,804 for Mechel-Remservice.

In addition, business activities of one of the subsidiaries of SKCC were significantly terminated and the majority of employees were made redundant in 2011. The impact on PBO is $533.

Upon the acquisition of DEMP on December 22, 2011 (refer to Note 3(a)), the Group recognized additional PBO in the amount of $10,211.

The curtailment gain was recognized in 2010 due to an introduction of a new corporate plan for the majority of the Russian entities resulting in a termination of the defined benefit pension and lump sum upon retirement for certain employees and overall decrease in number of employees.

The plan amendments in 2010 related to the adoption of changes to the collective bargaining agreements of Yakutugol introducing partial compensation of heating expenses to current employees and pensioners and change in valuation of lump sum upon retirement provided by Yakutugol.

The main reason for the reduction in the PBO in 2009 related to curtailments, settlements and actuarial gains related to Yakutugol, and were specifically attributable to the revisions in the resettlement program due to changes in the program, eligibility, assumptions and significant reduction in number of employees at Yakutugol, which resulted in the decrease in the PBO by $35,782.

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Pension obligation, current portion	20,702	33,337
Pension obligation, net of current portion	100,880	114,197
Total pension obligation	121,582	147,534

The components of net periodic benefit cost were as follows for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Service cost	5,718	6,990	7,680
Amortization of prior service cost	1,444	670	313
Interest cost	11,493	12,572	14,917
Amortization of actuarial gain	(4,495)	(2,581)	(3,187)
Curtailment gain	(38,711)	(13,910)	(37,717)
Other benefits	–	545	1,665
Net periodic benefit cost	(24,551)	4,286	(16,329)

The PBO, accumulated benefit obligation, fair value of plan assets and funded status were as follows as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Projected benefit obligation	121,582	147,534
Accumulated benefit obligation	107,983	116,549
Fair value of plan assets	–	–
Funded status	(121,582)	(147,534)

Amounts recognized in accumulated other comprehensive income (“AOCI”) were as follows for the years ended December 31, 2011 and 2010:

	2011	2010
Net gain	(50,166)	(59,233)
Prior service cost	8,021	8,801
Translation difference	(1,315)	759
Total amount recognised in AOCI	(43,460)	(49,673)

The change in the PBO recognized in OCI was as follows for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Additional (gain) loss arising during the year	2,525	(4,505)	3,650
Less re-classified (gain) loss amortization	(3,944)	(606)	(2,490)
Additional prior service cost (credit) from plan amendment	274	8,852	1,856
Less re-classified prior service cost amortization	613	3,023	472
Translation difference	83	2,461	(2,245)
Net amount recognised in other comprehensive income for the year	6,213	4,391	5,279

The key actuarial assumptions used to determine benefit obligations were as follows as of December 31, 2011 and 2010:

	2011	2010
Discount rate
Russian entities	8.00%	8.00%
Romanian entities	7.40%	7.00%
German entities	5.14%	5.15%
Bulgarian entities	5.30%	5.20%
Ukrainian entities	14.00%	N/A
Expected return on plan assets	N/A	N/A
Rate of compensation increase
Russian entities	6.88%	7.29%
Romanian entities	5.17%	5.37%
German entities	4.00%	4.00%
Bulgarian entities	6.00%	5.79%
Ukrainian entities	5.00%	N/A

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2011 and 2010:

	2011	2010
Discount rate
Russian entities	8.00%	8.70%
Romanian entities	7.00%	10.00%
German entities	5.15%	5.25%
Bulgarian entities	5.20%	5.50%
Ukrainian entities	14.00%	N/A
Expected return on plan assets	N/A	N/A
Rate of compensation increase
Russian entities	7.29%	7.79%
Romanian entities	5.37%	5.37%
German entities	4.00%	4.00%
Bulgarian entities	5.79%	5.49%
Ukrainian entities	9.00%	N/A

The results of sensitivity analysis of PBO as of December 31, 2011 are presented below:

Change in PBO as of December 31, 2011 % from the “Base Case” PBO
Discount rate of 1% p.a. lower than “base case”	6.8%
Salary growth of 1% p.a. higher than “base case”	2.3%
Staff turnover rate plus 3% p.p. for all ages	(6.9)%

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2012:

2012
Transition obligation (asset)	–
Net gain	(4,228)
Prior service cost	1,383
Total amounts expected to be recognized during 2012	(2,845)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2012	2013	2014	2015	2016	2017-2021	Total
Pensions (including monthly financial support)	3,331	2,870	2,867	2,837	2,853	13,216	27,974
Other benefits	17,371	5,425	5,897	6,070	6,534	33,946	75,243
Total expected benefits to be paid	20,702	8,295	8,764	8,907	9,387	47,162	103,217

(b)            Other postretirement benefit obligations

Upon the acquisition by the Group of the BCG Companies on May 7, 2009 (refer to Note 3(e)), the Group recognized the healthcare postretirement benefit obligations. The movements in accumulated postretirement benefit obligation were as follows during the year ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Accumulated postretirement benefit obligation at beginning of year	40,534	27,109	–
Service cost	1,956	1,178	515
Interest cost	2,132	1,837	1,037
Obligations arising from acquisitions	–	–	21,420
Actuarial loss	2,044	12,001	4,875
Benefits paid	(1,894)	(1,591)	(738)
Accumulated postretirement benefit obligation at end of year	44,772	40,534	27,109

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2011, 2010 and 2009:

	December 31, 2011	December 31, 2010	December 31, 2009
Postretirement obligation, current portion	1,470	1,259	1,107
Postretirement obligation, net of current portion	43,302	39,275	26,002
Total postretirement obligation	44,772	40,534	27,109

The components of net periodic benefit cost were as follows for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Service cost	1,956	1,178	515
Amortization of prior service cost	603	144	–
Interest cost	2,132	1,837	1,037
Net periodic benefit cost	4,691	3,159	1,552

A summary of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status were as follows as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Accumulated postretirement benefit obligation at end of year	44,772	40,534
Employer contributions	1,894	1,591
Benefits paid	(1,894)	(1,591)
Funded status at end of year	(44,772)	(40,534)

Amounts recognized in AOCI were as follows for the year ended December 31, 2011 and 2010:

	2011	2010
Net actuarial loss	18,174	16,733

Other changes in assets and benefit obligations recognized in other comprehensive income were as follows as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Net actuarial loss	2,044	12,001
Amortization of net loss	(603)	(144)
Total recognized in other comprehensive income	1,441	11,857

Other information used in actuarial valuation as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Market-related value of assets as of beginning of fiscal period	–	–
Amount of future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties	–	–
Alternative amortization methods used
Prior service cost	N/A	N/A
Unrecognized net (gain)/loss	None	None
Employer commitments to make future plan amendments (that serve as the basis for the employer`s accounting for the plan)	None	None

The key actuarial assumptions used to determine benefit obligations at December 31, 2011 and 2010:

	2011	2010
Discount rate	5.20%	5.64%
Expected return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A
Healthcare cost trend rate	9.50%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	10	10

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2011 and 2010:

	2011	2010
Discount rate	5.64%	6.28%
Expected return on plan assets	N/A	N/A
Healthcare cost trend assumed for the subsequent year	10.00%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	10	5

The results of sensitivity analysis of postretirement benefit obligations as of December 31, 2011 are presented below:

Change in postretirement benefit obligations as of December 31, 2011
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	1,202
Accumulated postretirement benefit obligation	7,977
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(805)
Accumulated postretirement benefit obligation	(6,300)

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2012:

2012
Transition obligation (asset)	–
Net loss	800
Prior service cost (credit)	–
Total amounts expected to be recognized during 2012	800

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2012	2013	2014	2015	2016	2017-2021	Total
Estimated future benefit payments reflecting expected future service	1,470	1,556	1,642	1,718	1,778	9,858	18,022